CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest
December 31, 2012 at Dec. 31, 2012
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	$ 26,483,000
Other comprehensive loss	24,273,000				(24,273,000)
Dividends paid	(467,248,000)			(467,248,000)
Stock-based employee compensation charges, net of tax of $0	7,984,000		7,984,000
Proceeds from employee stock purchase plan	1,414,000		1,414,000
Hertz Holdings common shares issued to Directors	145,000		145,000
March 31, 2013 at Mar. 31, 2013	$ 2,462,033,000	$ 0	$ 3,519,541,000	$ (1,006,362,000)	$ 51,165,000	$ 19,000